Note 22 - Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	Precious metal trading services	Investment advisory services	Institutional Subscription Services	iSTAR Financial holdings brokerage services	Other	Total
Balance as of January 1, 2012	$-	$-	$-	$(104,908)	$-	$(104,908)

Acquisition of CFO East Win (Note3)	-	871,960	-	-	-	871,960
Share-based compensation (Note 18)	-	-	-	89,256	-	89,256
Net income (loss)	-	(183,898)	-	78,958	-	(104,940)

Balance as of December 31, 2012	-	688,062	-	63,306	-	751,368

Acquisition of CFO Tahoe (Note3)	9,508,295	-	-	-	-	9,508,295
Acquisition of Champion Connection (Note3)	-	1,760,861	938,112	-	-	2,698,973
Acquisition of Nontrolling interests of CFO East Win	-	586,954	-	-	-	586,954
Changes in ownership of subsidiaries	-	289,656	(1,068,471)	-	-	(778,815)
Capital injection from noncontrolling interests	1,405,963	-	-	-	-	1,405,963
Share-based compensation (Note 18)	-	-	-	74,376	-	74,376
Net income (loss)	1,056,322	(419,202)	(64,585)	(173,297)	-	399,238

Balance as of December 31, 2013	11,970,580	2,906,331	(194,944)	(35,615)	-	14,646,352

Business restructure	(2,569,160)	2,384,519	786,355	-	12,201	613,915
Dividends paid to noncontrolling interest	(1,030,012)	-	-	-	-	(1,030,012)
Share-based compensation (Note 18)	158,696	-	-	-	-	158,696
Net income (loss)	2,463,956	(5,290,850)	(591,411)	3,936	(48,510)	(3,462,879)

Balance as of December 31, 2014	$10,994,060	$-	$-	$(31,679)	$(36,309)	$10,926,072